Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 26, 2012	Nov. 27, 2011	Nov. 28, 2010
ASSETS
Net of accumulated depreciation	$ 764,227	$ 731,859	$ 683,258
Current Assets:
Net of allowance for doubtful accounts	$ 25,324	$ 22,684	$ 24,617
Levi Strauss & Co. stockholders' deficit
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	270,000,000	270,000,000	270,000,000
Common stock, shares issued	37,354,021	37,354,021	37,322,358
Common stock, shares outstanding	37,354,021	37,354,021	37,322,358